Investment Objectives and Goals	Jan. 28, 2026
TETON WESTWOOD MIGHTY MITES FUND
Prospectus [Line Items]
Risk/Return [Heading]	TETON WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Keeley Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	KEELEY SMALL CAP FUND (formerly, TETON Westwood SmallCap Equity Fund) (the “Small Cap Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
TETON Convertible Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	TETON CONVERTIBLE SECURITIES FUND (the “Convertible Securities Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Convertible Securities Fund seeks to provide a high level of current income as well as long-term capital appreciation.
TETON WESTWOOD EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	TETON WESTWOOD EQUITY FUND (the “Equity Fund”)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
TETON WESTWOOD BALANCED FUND
Prospectus [Line Items]
Risk/Return [Heading]	TETON WESTWOOD BALANCED FUND (the “Balanced Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.